INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

NOTE 4 – INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

The Company's intangible assets consist of acquired and developed software and intellectual property acquired from MultiPay and FIN and are amortized over their estimated useful lives as indicated below. The following is a summary of activity related to intangible assets for the three months ended June 30, 2020:

		Acquired and
	Customer	Developed	Intellectual	Patents
	Relationships	Software	Property	Pending	Total

Useful Lives	10 Years	5 Years	10 Years	N/A

Carrying Value at December 31, 2019	$970,019	$3,651,924	$862,792	$108,877	$5,593,612
Additions	-	252,875	-	4,925	257,800
Amortization	(79,358)	(425,821)	(74,192)	-	(579,371)
Carrying Value at June 30, 2020	$890,661	$3,478,978	$788,600	$113,802	$5,272,041

The following is a summary of intangible assets as of June 30, 2020:

		Acquired and
	Customer	Developed	Intellectual	Patents
	Relationships	Software	Property	Pending	Total
Cost	$1,587,159	$4,324,425	$1,498,364	$113,802	$7,537,837
Accumulated amortization	(696,498)	(845,446)	(709,764)	-	(2,265,796)
Carrying Value at June 30, 2020	$890,661	$3,478,980	$788,600	$113,802	$5,272,041

Amortization expense totaled $579,371 and $282,493 for the six months ended June 30, 2020 and 2019, respectively.

Future expected amortization of intangible assets is as follows:

Fiscal Year Ending December 31,
Remainder of 2020	$604,658
2021	1,209,317
2022	1,115,983
2023	1,064,994
2024	841,492
Thereafter	435,597
$5,272,041

NOTE 4 – INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

The Company's intangible assets consist of intellectual property acquired from Multi-Pay and FIN in addition to internally developed software that have been placed into service. They are amortized over their estimated useful lives as indicated below. The following is a summary of activity related to intangible assets for the years ended December 31, 2019 and 2018:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total

Useful Lives	10 Years	5 Years	10 Years	10 Years	N/A

Carrying Value at December 31, 2017	$1,287,450	$—	$1,556,934	$5,250	$28,446	2,878,080
Additions	—	959,882	—	—	49,736	1,009,618
Write off of assets	—	—	(148,627)	—	—	(148,627)
Amortization	(158,716)	(50,989)	(216,365)	(2,817)	—	(428,887)
Carrying Value at December 31, 2018	1,128,734	908,893	1,191,942	2,433	78,182	3,310,184
Additions	—	3,111,668	—	—	30,695	3,142,363
Impairment loss	—	—	(154,622)	—	—	(154,622)
Amortization	(158,715)	(368,637)	(174,528)	(2,433)	—	(704,313)
Carrying Value at December 31, 2019	$970,019	$3,651,924	$862,792	$-	$108,877	$5,593,612

The following is a summary of intangible assets as of December 31, 2018:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total
Cost	$1,587,159	$959,882	$1,759,809	$14,087	$78,182	$4,399,119
Accumulated amortization	(458,425)	(50,989)	(567,867)	(11,654)	—	(1,088,935)
Carrying Value at December 31, 2018	$1,128,734	$908,893	$1,191,942	$2,433	$78,182	$3,310,184

The following is a summary of intangible assets as of December 31, 2019:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total
Cost	$1,587,159	$4,071,550	$1,498,363	$14,087	$108,877	$7,280,036
Accumulated amortization	(617,140)	(419,626)	(635,571)	(14,087)	—	(1,686,424)
Carrying Value at December 31, 2019	$970,019	$3,651,924	$862,792	$—	$108,877	$5,593,612

The following is the future amortization of intangible assets for the year ended December 31:

2020	$1,158,743
2021	1,158,743
2022	1,119,319
2023	1,014,421
2024	790,106
Thereafter	352,280
$5,593,612